Supplement dated April 18, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Disciplined Small Core Fund	1/1/2016
Effective on or about April 18, 2016 (the Effective Date), the information under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus is hereby revised to add the following sentence to the end of the second paragraph:
The Fund also may invest in real estate investment trusts.
On the Effective Date, the information under the subsection "Principal Risks" in the "Summary of the Fund" section of the Prospectus is hereby revised to add Real Estate-Related Investment Risk as follows:
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
The rest of the section remains the same.
On the Effective Date, the information under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby revised to add the following sentence to the end of the second paragraph:
The Fund also may invest in real estate investment trusts.
On the Effective Date, the information under the subsection "Principal Risks" in the "More Information About the Fund" section of the Prospectus is hereby revised to add Real Estate-Related Investment Risk as follows:
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP225_08_003_(04/16)